As filed with the Securities and Exchange Commission on September 13, 2018

Registration Nos. 33-29180

and 811-05823

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 63

AND

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 65

DOMINI INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

180 Maiden Lane, Suite 1302, New York, New York 10038-4925

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 212-217-1100

Amy Domini Thornton

Domini Impact Investments LLC

180 Maiden Lane, Suite 1302

New York, New York 10038-4925

(Name and Address of Agent for Service)

Copy To:

Roger P. Joseph, Esq.

Morgan Lewis & Bockius LLP

One Federal Street

Boston, Massachusetts 02110

It is requested that this filing become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York on the 13th day of September, 2018.

DOMINI INVESTMENT TRUST on behalf of its series: Domini Impact Equity Fund Domini Impact Bond Fund Domini Impact International Equity Fund

By:	/s/ Carole M. Laible
Carole M. Laible
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated below on September 13, 2018.

Signature	Title

/s/ Carole M. Laible Carole M. Laible	President (Principal Executive Officer) and Trustee of Domini Social Investment Trust

/s/ Christina M. Povall Christina M. Povall	Treasurer (Principal Accounting and Financial Officer) and Vice President of Domini Social Investment Trust

/s/ Amy Domini Thornton Amy Domini Thornton	Trustee of Domini Investment Trust

Kirsten S. Moy* Kirsten S. Moy	Trustee of Domini Investment Trust

Gregory A. Ratliff* Gregory A. Ratliff	Trustee of Domini Investment Trust

John L. Shields* John L. Shields	Trustee of Domini Investment Trust

*By: /s/ Carole M. Laible Carole M. Laible Executed by Carole M. Laible on behalf of those indicated pursuant to Powers of Attorney dated July 26, 2018

INDEX TO EXHIBITS

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

EX –101.INS	XBRL Instance Document

EX –101.SCH	XBRL Taxonomy Extension Schema Document

EX –101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX –101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX –101.LAB	XBRL Taxonomy Labels Linkbase

EX –101.PRE	XBRL Taxonomy Presentation Linkbase